Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AB VALUE FUNDS
-AB Equity Income Fund
(Class A–AUIAX; Class C–AUICX; Advisor Class–AUIYX; Class I–AUIIX; Class Z–AUIZX)
-AB Value Fund
(Class A–ABVAX; Class C–ABVCX; Advisor Class–ABVYX; Class I–ABVIX)
(each, a “Fund”, and together, the “Funds”)

Supplement dated August 1, 2024 to the Prospectus of the Funds dated February 28, 2024, as amended (the “Prospectus”).
*  *  *  *  *
At meetings held on July 30‑31, 2024, AllianceBernstein L.P., the Funds’ investment adviser (the “Adviser”), recommended, and the Funds’ Boards of Directors/Trustees (the “Board”) approved, the following for each Fund, effective August 1, 2024: (i) a contractual reduction in the advisory fee paid by the Fund; (ii) a contractual waiver of a portion of the advisory fee paid by the Fund; and (iii) contractual limits on Fund operating expenses. The Board for AB Value Fund also approved changes to the Fund’s name and principal strategies, which will be effective on or about October 1, 2024.
Fund Expenses (Changes Effective August 1, 2024)
The following replaces the “Annual Fund Operating Expenses” table (and related footnotes) and the “Examples” section under the heading “Fees and Expenses of the Fund” in the “Summary Information” section for the applicable Fund:
AB Equity Income Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class	Class I	Class Z
Management Fees(c)	.50%	.50%	.50%	.50%	.50%
Fee Waiver(d)	(.02)%	(.02)%	(.02)%	(.02)%	(.02)%

Net Management Fees	.48%	.48%	.48%	.48%	.48%
Distribution and/or Service (12b‑1) Fees	.25%	1.00%	None	None	None
Other Expenses:
Transfer Agent(e)	.06%	.07%	.07%	.12%	.02%
Other Expenses(e)	.09%	.09%	.09%	.09%	.09%

Total Other Expenses(e)	.15%	.16%	.16%	.21%	.11%

Total Annual Fund Operating Expenses	.88%	1.64%	.64%	.69%	.59%

Fee Waiver and/or Expense Reimbursement(f)	.00%	.00%	.00%	(.04)%	.00%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	.88%	1.64%	.64%	.65%	.59%

(c)	Management Fees have been restated to reflect a contractual reduction in management fees effective August 1, 2024.
(d)
Effective August 1, 2024, the Adviser has contractually agreed to waive .025% of its management fee from the Fund until February 28, 2026. This waiver agreement may be terminated or changed only with the consent of the Board of Directors.

(e)	Other Expenses have been restated to reflect current expenses.
(f)
Restated to reflect new expense limitations, which became effective on August 1, 2024. The Adviser has contractually agreed to waive its management fees and/or bear certain expenses of the Fund to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses and brokerage commissions and other transaction costs), on an annualized basis, from exceeding .90%, 1.65%, .65%, .65% and .65%, of average daily net assets, respectively, for Class A, Class C, Advisor Class, Class I and Class Z shares. The agreement will remain in effect until February 28, 2026, and may only be terminated or changed with the consent of the Fund’s Board of Directors. In addition, the agreement will be automatically extended for one‑year terms unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver and/or expense limitation is in effect through the date indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class	Class I	Class Z
After 1 Year	$511	$267	*	$65	$66	$60
After 3 Years	$697	$520		$208	$218	$192
After 5 Years	$899	$899		$365	$386	$337
After 10 Years	$1,483	$1,760		$820	$874	$759

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.
AB Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class	Class I
Management Fees(c)	.50%	.50%	.50%	.50%
Fee Waiver(d)	(.02)%	(.02)%	(.02)%	(.02)%

Net Management Fees	.48%	.48%	.48%	.48%
Distribution and/or Service (12b‑1) Fees	.25%	1.00%	None	None
Other Expenses:
Transfer Agent(e)	.04%	.05%	.04%	.06%
Other Expenses(e)	.10%	.10%	.10%	.10%

Total Other Expenses(e)	.14%	.15%	.14%	.16%

Total Annual Fund Operating Expenses	.87%	1.63%	.62%	.64%

(c)	Management Fees have been restated to reflect a contractual reduction in management fees effective August 1, 2024.
(d)
Effective August 1, 2024, the Adviser has contractually agreed to waive .025% of its management fee from the Fund until February 28, 2026. This waiver agreement may be terminated or changed only with the consent of the Board of Trustees.

(e)	Other Expenses have been restated to reflect current expenses.
Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver and/or expense limitation is in effect through the date indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class	Class I
After 1 Year	$510	$266	*	$63	$65
After 3 Years	$694	$517		$202	$208
After 5 Years	$894	$894		$354	$365
After 10 Years	$1,472	$1,749		$795	$820

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.
The section “Fees and Expenses of the Fund” in the “Summary Information” section for AB Value Fund is supplemented to include:
Effective on August 1, 2024, the Adviser has contractually agreed to waive its management fees and/or bear certain expenses of the Fund to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses and brokerage commissions and other transaction costs), on an annualized basis, from exceeding .90%, 1.65%, .65% and .65%, of average daily net assets, respectively, for Class A, Class C, Advisor Class and Class I shares. The agreement will remain in effect until February 28, 2026, and may only be terminated or changed with the consent of the Fund’s Board of Trustees. In addition, the agreement will be automatically extended for one‑year terms unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period.
Changes in Principal Strategies for AB Value Fund (Effective on or about October 1, 2024)
The first sentence under “Principal Strategies” for AB Value Fund is revised and restated as follows:
The Fund invests in a diversified portfolio of equity securities of large capitalization companies that the Adviser believes are undervalued.
The following is added after the first paragraph under “Principal Strategies” for AB Value Fund:
Under normal circumstances, the Fund invests at least 80% of its net assets, including any borrowings for investment purposes, in equity securities of large capitalization companies. For these purposes, “large capitalization companies” are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies appearing in the Russell 1000 Value Index. While the market capitalization of companies in the Russell 1000 Value Index ranged from approximately $0.3 billion to $490 billion as of May 31, 2024, the Fund normally will invest in equity securities of companies with market capitalizations of at least $5 billion at the time of purchase. The Fund invests primarily in U.S. companies but may invest in non‑U.S. companies.
Name Change for AB Value Fund (Effective on or about October 1, 2024)
The name for AB Value Fund is changed to “AB Large Cap Value Fund.”

AB EQUITY INCOME FUND INC | AB EQUITY INCOME FUND INC
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AB VALUE FUNDS
-AB Equity Income Fund
(Class A–AUIAX; Class C–AUICX; Advisor Class–AUIYX; Class I–AUIIX; Class Z–AUIZX)
(each, a “Fund”, and together, the “Funds”)

Supplement dated August 1, 2024 to the Prospectus of the Funds dated February 28, 2024, as amended (the “Prospectus”).
*  *  *  *  *
At meetings held on July 30‑31, 2024, AllianceBernstein L.P., the Funds’ investment adviser (the “Adviser”), recommended, and the Funds’ Boards of Directors/Trustees (the “Board”) approved, the following for each Fund, effective August 1, 2024: (i) a contractual reduction in the advisory fee paid by the Fund; (ii) a contractual waiver of a portion of the advisory fee paid by the Fund; and (iii) contractual limits on Fund operating expenses. The Board for AB Value Fund also approved changes to the Fund’s name and principal strategies, which will be effective on or about October 1, 2024.
Fund Expenses (Changes Effective August 1, 2024)
The following replaces the “Annual Fund Operating Expenses” table (and related footnotes) and the “Examples” section under the heading “Fees and Expenses of the Fund” in the “Summary Information” section for the applicable Fund:
AB Equity Income Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class	Class I	Class Z
Management Fees(c)	.50%	.50%	.50%	.50%	.50%
Fee Waiver(d)	(.02)%	(.02)%	(.02)%	(.02)%	(.02)%

Net Management Fees	.48%	.48%	.48%	.48%	.48%
Distribution and/or Service (12b‑1) Fees	.25%	1.00%	None	None	None
Other Expenses:
Transfer Agent(e)	.06%	.07%	.07%	.12%	.02%
Other Expenses(e)	.09%	.09%	.09%	.09%	.09%

Total Other Expenses(e)	.15%	.16%	.16%	.21%	.11%

Total Annual Fund Operating Expenses	.88%	1.64%	.64%	.69%	.59%

Fee Waiver and/or Expense Reimbursement(f)	.00%	.00%	.00%	(.04)%	.00%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	.88%	1.64%	.64%	.65%	.59%

(c)	Management Fees have been restated to reflect a contractual reduction in management fees effective August 1, 2024.
(d)
Effective August 1, 2024, the Adviser has contractually agreed to waive .025% of its management fee from the Fund until February 28, 2026. This waiver agreement may be terminated or changed only with the consent of the Board of Directors.

(e)	Other Expenses have been restated to reflect current expenses.
(f)
Restated to reflect new expense limitations, which became effective on August 1, 2024. The Adviser has contractually agreed to waive its management fees and/or bear certain expenses of the Fund to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses and brokerage commissions and other transaction costs), on an annualized basis, from exceeding .90%, 1.65%, .65%, .65% and .65%, of average daily net assets, respectively, for Class A, Class C, Advisor Class, Class I and Class Z shares. The agreement will remain in effect until February 28, 2026, and may only be terminated or changed with the consent of the Fund’s Board of Directors. In addition, the agreement will be automatically extended for one‑year terms unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver and/or expense limitation is in effect through the date indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class	Class I	Class Z
After 1 Year	$511	$267	*	$65	$66	$60
After 3 Years	$697	$520		$208	$218	$192
After 5 Years	$899	$899		$365	$386	$337
After 10 Years	$1,483	$1,760		$820	$874	$759

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

AB TRUST | AB Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AB VALUE FUNDS
-AB Value Fund
(Class A–ABVAX; Class C–ABVCX; Advisor Class–ABVYX; Class I–ABVIX)
(each, a “Fund”, and together, the “Funds”)

Supplement dated August 1, 2024 to the Prospectus of the Funds dated February 28, 2024, as amended (the “Prospectus”).
*  *  *  *  *
At meetings held on July 30‑31, 2024, AllianceBernstein L.P., the Funds’ investment adviser (the “Adviser”), recommended, and the Funds’ Boards of Directors/Trustees (the “Board”) approved, the following for each Fund, effective August 1, 2024: (i) a contractual reduction in the advisory fee paid by the Fund; (ii) a contractual waiver of a portion of the advisory fee paid by the Fund; and (iii) contractual limits on Fund operating expenses. The Board for AB Value Fund also approved changes to the Fund’s name and principal strategies, which will be effective on or about October 1, 2024.
Fund Expenses (Changes Effective August 1, 2024)
The following replaces the “Annual Fund Operating Expenses” table (and related footnotes) and the “Examples” section under the heading “Fees and Expenses of the Fund” in the “Summary Information” section for the applicable Fund:
AB Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class	Class I
Management Fees(c)	.50%	.50%	.50%	.50%
Fee Waiver(d)	(.02)%	(.02)%	(.02)%	(.02)%

Net Management Fees	.48%	.48%	.48%	.48%
Distribution and/or Service (12b‑1) Fees	.25%	1.00%	None	None
Other Expenses:
Transfer Agent(e)	.04%	.05%	.04%	.06%
Other Expenses(e)	.10%	.10%	.10%	.10%

Total Other Expenses(e)	.14%	.15%	.14%	.16%

Total Annual Fund Operating Expenses	.87%	1.63%	.62%	.64%

(c)	Management Fees have been restated to reflect a contractual reduction in management fees effective August 1, 2024.
(d)
Effective August 1, 2024, the Adviser has contractually agreed to waive .025% of its management fee from the Fund until February 28, 2026. This waiver agreement may be terminated or changed only with the consent of the Board of Trustees.

(e)	Other Expenses have been restated to reflect current expenses.
Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver and/or expense limitation is in effect through the date indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class	Class I
After 1 Year	$510	$266	*	$63	$65
After 3 Years	$694	$517		$202	$208
After 5 Years	$894	$894		$354	$365
After 10 Years	$1,472	$1,749		$795	$820

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.
The section “Fees and Expenses of the Fund” in the “Summary Information” section for AB Value Fund is supplemented to include:
Effective on August 1, 2024, the Adviser has contractually agreed to waive its management fees and/or bear certain expenses of the Fund to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses and brokerage commissions and other transaction costs), on an annualized basis, from exceeding .90%, 1.65%, .65% and .65%, of average daily net assets, respectively, for Class A, Class C, Advisor Class and Class I shares. The agreement will remain in effect until February 28, 2026, and may only be terminated or changed with the consent of the Fund’s Board of Trustees. In addition, the agreement will be automatically extended for one‑year terms unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period.
Changes in Principal Strategies for AB Value Fund (Effective on or about October 1, 2024)
The first sentence under “Principal Strategies” for AB Value Fund is revised and restated as follows:
The Fund invests in a diversified portfolio of equity securities of large capitalization companies that the Adviser believes are undervalued.
The following is added after the first paragraph under “Principal Strategies” for AB Value Fund:
Under normal circumstances, the Fund invests at least 80% of its net assets, including any borrowings for investment purposes, in equity securities of large capitalization companies. For these purposes, “large capitalization companies” are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies appearing in the Russell 1000 Value Index. While the market capitalization of companies in the Russell 1000 Value Index ranged from approximately $0.3 billion to $490 billion as of May 31, 2024, the Fund normally will invest in equity securities of companies with market capitalizations of at least $5 billion at the time of purchase. The Fund invests primarily in U.S. companies but may invest in non‑U.S. companies.
Name Change for AB Value Fund (Effective on or about October 1, 2024)
The name for AB Value Fund is changed to “AB Large Cap Value Fund.”